Stock-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of stock option activity under the Company's equity incentive plan
Stock option activity under the Company’s equity incentive plan was as follows:

	Options Outstanding
	Number of Options (in thousands)	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2024	74,211	$0.39
Granted	12,461	4.26
Exercised	(2,519)	0.37
Forfeited	(2,312)	0.40
Expired	(384)	0.41

Outstanding as of June 30, 2025	81,457	$0.98	7.5	$398,748

Exercisable as of June 30, 2025	45,777	$0.41	6.4	$250,511

Stock Option Activity
Stock option activity under the Company’s equity incentive plan was as follows:

	Options Outstanding
	Number of Options (in thousands)	Weighted– Average Exercise Price	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2023	64,357	$0.42
Granted	18,727	0.31
Exercised	(424)	0.41
Forfeited	(4,780)	0.42
Cancelled	(2,403)	0.45
Expired	(1,266)	0.39

Outstanding as of December 31, 2024	74,211	$0.39	7.6	$8,729

Exercisable as of December 31, 2024	39,510	$0.41	6.6	$4,146

Schedule of fair value of stock options granted was estimated at the grant-date using the Black-Scholes option-pricing model
Fair Value of Stock Options
The fair value of stock options granted was estimated at the grant-date using the Black-Scholes option-pricing model using the following assumptions:

	Year Ended December 31,
	2024	2023
Expected volatility	87.0% – 91.9%	59.4%
Expected term (in years)	5.1 – 6.1	6.0
Risk-free interest rate	3.6% – 4.3%	4.2%
Expected dividend yield	—	—

Schedule of stock-based compensation recorded in the Company's statements of operations and comprehensive loss
Total stock-based compensation recorded in the Company’s condensed statements of operations and comprehensive loss was as follows (in thousands):

	Six Months Ended June 30,
	2025	2024
Research and development	$2,920	$1,489
General and administrative	1,477	567
Sales and marketing	317	129
Truck and freight operations	177	86

Total stock-based compensation	$4,891	$2,271

Stock-based Compensation
Total stock-based compensation recorded in the Company’s statements of operations and comprehensive loss was as follows (in thousands):

	Year Ended December 31,
	2024	2023
Research and development	$3,482	$3,270
General and administrative	1,405	1,658
Sales and marketing	454	289
Truck and freight operations	209	182

Total stock-based compensation	$5,550	$5,399